TERM LOANS (Summary of Principal Payments) (Details) (USD $)					12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 China Citic Bank [Member]	Dec. 31, 2011 China Citic Bank [Member]	Dec. 31, 2012 China Citic Bank [Member] Loan One [Member]	Dec. 31, 2012 China Citic Bank [Member] Loan Two [Member]	Dec. 31, 2012 China Citic Bank [Member] Loan Three [Member]	Dec. 31, 2012 China Merchants Bank [Member]	Dec. 31, 2011 China Merchants Bank [Member]	Dec. 31, 2012 China Merchants Bank [Member] Loan Four [Member]	Dec. 31, 2012 China Merchants Bank [Member] Loan Five [Member]	Dec. 31, 2012 Bank Of Zhengzhou [Member]	Dec. 31, 2011 Bank Of Zhengzhou [Member]	Dec. 31, 2012 Bank Of Zhengzhou [Member] Loan Six [Member]	Dec. 31, 2012 Bank Of Zhengzhou [Member] Loan Seven [Member]	Dec. 31, 2012 Shanghai Pudong Development Bank [Member]	Dec. 31, 2011 Shanghai Pudong Development Bank [Member]	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Loan Eight [Member]	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Loan Nine [Member]	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Loan Ten [Member]	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Loan Eleven [Member]	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Loan Twelve [Member]	Dec. 31, 2012 Ping An Bank [Member]	Dec. 31, 2012 Ping An Bank [Member] Loan Thirteen [Member]	Dec. 31, 2012 Bankof Xuchang [Member]	Dec. 31, 2011 Bankof Xuchang [Member]	Dec. 31, 2012 Bankof Xuchang [Member] Loan Fourteen [Member]	Dec. 31, 2012 China Everbright Bank [Member]	Dec. 31, 2012 China Everbright Bank [Member] Loan Fifteen [Member]	Dec. 31, 2012 Commercial Bank Of Kaifeng [Member]	Dec. 31, 2012 Commercial Bank Of Kaifeng [Member] Loan Sixteen [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	$ 57,462,962				$ 3,210,221	$ 1,605,111	$ 1,605,111			$ 4,815,332	$ 4,815,332			$ 4,815,332	$ 2,889,199			$ 2,247,155	$ 2,568,177	$ 1,605,111	$ 4,815,332	$ 4,815,332		$ 8,025,553			$ 4,815,332		$ 1,605,111		$ 3,210,221
Term loans	$ 57,462,962	$ 44,169,751	$ 6,420,443	$ 3,177,680	$ 3,210,221	$ 1,605,111	$ 1,605,111	$ 9,630,664	$ 7,944,200	$ 4,815,332	$ 4,815,332	$ 7,704,531	$ 7,626,431	$ 4,815,332	$ 2,889,199	$ 16,051,107	$ 11,121,880	$ 2,247,155	$ 2,568,177	$ 1,605,111	$ 4,815,332	$ 4,815,332	$ 3,210,221	$ 8,025,553	$ 4,815,332	$ 4,766,520	$ 4,815,332	$ 1,605,111	$ 1,605,111	$ 8,025,553	$ 3,210,221
Collateral					Secured by Henan Green's assets	Secured by Henan Green's assets	Secured by Henan Green's assets			Guaranteed by third party, Mingwang Lu and Yi Lu	Guaranteed by third party, Mingwang Lu and Yi Lu			Guaranteed by third party	Secured by Henan Green's bank deposit			Guaranteed by third party, Mingwang Lu	Guaranteed by third party, Mingwang Lu	Secured by Henan Green's land, Mingwang Lu	Secured by Henan Green's land, Mingwang Lu	Guaranteed by third party, Mingwang Lu		Guaranteed by third party			Guaranteed by third party		Guaranteed by third party & Mingwang Lu and Yi Lu		Guaranteed by third party & Mingwang Lu
Term of loan, start date					Aug. 21, 2012	Dec. 07, 2012	Dec. 19, 2012			Aug. 31, 2012	Sep. 10, 2012			Aug. 31, 2012	Dec. 12, 2012			Feb. 01, 2012	Feb. 24, 2012	Mar. 16, 2012	Nov. 28, 2012	Nov. 27, 2012		Dec. 03, 2012			Apr. 27, 2012		Jul. 20, 2012		Aug. 23, 2012
Term of loan, end date					Mar. 16, 2013	Jul. 07, 2013	Jul. 19, 2013			Aug. 31, 2013	Sep. 10, 2013			Aug. 13, 2013	Dec. 12, 2013			Jan. 31, 2013	Feb. 23, 2013	Mar. 15, 2013	Nov. 27, 2013	Nov. 26, 2013		Dec. 03, 2013			Apr. 25, 2013		Jul. 19, 2013		Aug. 22, 2013